Cover	Sep. 09, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2019
Entity File Number	001-36504
Entity Registrant Name	Weatherford International plc
Entity Central Index Key	0001603923
Entity Tax Identification Number	98-0606750
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Weststrasse 1
Entity Address, City or Town	6340 Baar
Entity Address, Country	CH
Entity Address, Postal Zip Code	CH 6340
City Area Code	41.22
Local Phone Number	816.1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Trading Symbol	WFTIQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false